Accrued Expenses - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Operating expenses	$ 883	$ 855
Interest expenses	2,276	4,049
Other expenses	2,221	1,713
Total accrued expenses	$ 5,380	$ 6,617